Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and the Allowance for Credit Losses

Accounts receivable and the allowance for credit losses consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Accounts receivable	31,621	51,147	7,538
Allowance for credit losses	(4,420)	(4,170)	(614)
	27,201	46,977	6,924

An analysis of the allowance for credit losses was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Balance at beginning of the year	—	4,420	651
Additional provision charged to expense	4,420	(250)	(37)
Balance at the end of the year	4,420	4,170	614